CUSTOMER AND SUPPLIER CONCENTRATION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Concentration Risk [Line Items]
Accounts receivable	$ 25,115,040	$ 27,134,237
Customer Concentration Risk | Accounts Receivables
Concentration Risk [Line Items]
Concentration risk, percentage		21.10%
Accounts receivable		$ 9,507,491
Customer Concentration Risk | Maximum
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%
Supplier Concentration Risk | Trade Payable
Concentration Risk [Line Items]
Concentration risk, percentage		62.40%
Accounts payable	$ 4,256,984	$ 5,787,900
Supplier One | Trade Payable
Concentration Risk [Line Items]
Concentration risk, percentage	58.25%
Supplier Two | Trade Payable
Concentration Risk [Line Items]
Concentration risk, percentage	17.53%